Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents		$ 0
TOTAL CURRENT ASSETS	$ 0	0
TOTAL ASSETS	0	0
CURRENT LIABILITIES
Accounts payable and accrued expenses	6,300	3,600
Payable to related party
TOTAL CURRENT LIABILITIES	6,300	3,600
TOTAL LIABILITIES	6,300	3,600
STOCKHOLDERS' DEFICIT
Common Stock, $0.0001 par value, 100,000,000 shares authorized, 40,000,000 shares issued and outstanding	4,000	4,000
Preferred Stock, $0.0001 par value, 25,000,000 shares authorized, none issue and outstanding
Additional paid-in capital	13,779	13,779
Accumulated deficit	(24,079)	(21,379)
TOTAL STOCKHOLDERS' DEFICIT	(6,300)	(3,600)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0